Revenue Recognition - Deferred Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue Recognition
Deferred revenue, beginning of the period	$ 24,094	$ 14,074	$ 20,760	$ 13,581
Deferred revenue, end of the period	24,759	13,280	24,759	13,280
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	$ 1,909	$ 2,386	$ 8,635	$ 6,661